Organization and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of company’s revenue based on the timing of satisfaction of performance obligations
	2021	2020
Performance Obligations Satisfied at a Point in Time	$27,075,116	$28,462,481
Performance Obligations Satisfied Over Time	-	-
Total Revenue	$27,075,116	$28,462,481

	2020	2019
Performance Obligations Satisfied at a Point in Time	$37,752,173	$30,316,831
Performance Obligations Satisfied Over Time	-	-
Total Revenue	$37,752,173	$30,316,831